Operating segment and geographic data - Schedule of Depreciation and amortization, Capital expenditure, and Total assets by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 915	$ 961	$ 916
Capital expenditure	694	762	772
Total assets	41,088	46,108	44,441
Equity method investments	1,784	33
Electrification
Segment Reporting Information [Line Items]
Depreciation and amortization	381	414	355
Capital expenditure	276	279	244
Total assets	12,098	11,671	12,052
Industrial Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	63	55	57
Capital expenditure	56	64	58
Total assets	4,624	4,559	4,287
Motion
Segment Reporting Information [Line Items]
Depreciation and amortization	168	169	184
Capital expenditure	93	110	93
Total assets	6,248	6,149	6,016
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	126	124	127
Capital expenditure	64	59	74
Total assets	4,660	4,661	4,760
Corporate and Other
Segment Reporting Information [Line Items]
Depreciation and amortization	177	199	193
Capital expenditure	205	250	303
Total assets	13,458	19,068	17,326
Assets held for sale	282	$ 9,840	$ 8,591
Corporate and Other | Hitachi ABB Power Grids
Segment Reporting Information [Line Items]
Equity method investments	$ 1,710